SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Wells Fargo Intrinsic World Equity Fund (the “Fund”)

Effective immediatley, Jen Robertson, CFA is removed as a portfolio manager to the Fund. All references to Jen Robertson, CFA in the Fund’s prospectuses and SAI are hereby removed.

Effective immediatley, Miguel E. Giaconi, CFA is added as a portfolio manager to the Fund.

I. Prospectus
Effective immediately, the Fund Management table included in the section entitled “Fund Summary” for the Fund, is replaced to reflect the addition of portfolio manager.

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Amit Kumar, Portfolio Manager/2017 Jean-Baptiste Nadal, CFA, Portfolio Manager/2011 Miguel E. Giaconi, CFA, Portfolio Manager/2019

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Name
Miguel E. Giaconi, CFA[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$867.28M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	6
	Total Assets Managed	$460.38M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	29
	Total Assets Managed	$1.71B
	Number of Accounts Subject to Performance Fee	4
	Assets of Accounts Subject to Performance Fee	$1.22B
1.	Miguel E. Giaconi, CFA became a portfolio manager of the Fund on June 21, 2019. The information presented in this table is as of October 31, 2018, at which time Miguel E. Giaconi, CFA was not a portfolio manager of the Fund.

Portfolio Manager Fund Holdings
Sub-Adviser / Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Wells Capital Management[1]
Miguel E. Giaconi, CFA[2]	Intrinsic World Equity Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Miguel E. Giaconi, CFA became a portfolio manager of the Fund on June 21, 2019. The information presented in this table is as of October 31, 2018, at which time Miguel E. Giaconi, CFA was not a portfolio manager of the Fund.

June 21, 2019	IEIT069/P304SP2